Pension Plans and Other Post-Retirement Benefits - Schedule of Plan Asset Allocation (Details)	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Equity investments	3.00%	3.00%
Fixed income investments	64.00%	73.00%
Real estate investments	9.00%	7.00%
Qualifying insurance contract	19.00%	8.00%
Other	5.00%	9.00%
Total composition of fair value of plan assets	100.00%	100.00%